ACQUISITION (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Revenue	$ 18,283	$ 374,530	$ 184,311	$ 812,944
Net loss and comprehensive loss	$ (551,052)	$ (249,448)	$ (958,297)	$ (373,996)